Income Taxes - Summary of Provisions for Income Tax Expense/(Benefit) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax benefit	¥ (1,768)	¥ (2,267)	¥ (5,914)
Deferred tax expense	9,927	6,912	18,890
Income tax expense	¥ 8,159	¥ 4,645	¥ 12,976